Investments in associates	12 Months Ended
Dec. 31, 2025
Investments in associates
Investments in associates

11 Investments in associates

Accounting policy

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

At each reporting date we assess, in accordance with IAS 28 and IAS 36, whether there is any indication that an equity-accounted investment may be impaired or that a previously recognised impairment may have decreased. Where indicators exist, impairment is taken to reflect the recoverable amount accordingly.

An impairment loss is recognised when the carrying amount exceeds the recoverable amount. Any subsequent reversal is recognised only when supported by indicators and is limited, in accordance with IAS 36, so that the carrying amount after reversal does not exceed the amount that would have been determined had no impairment been recognised (after equity-method movements). The investment is assessed as a single asset for impairment purposes.

At 31 December 2025, the Group holds 26.60% (2024: 27.13%) of Bioventus Inc. (Bioventus) which is the holding company of Bioventus LLC. The decrease in the Group’s holding between 2025 and 2024 was because of the exercise of Bioventus employee share options. The Company’s headquarters is located in Durham, North Carolina, US, and its medical product development is focused around active healing therapies and the surgical performance of orthobiologics. The active healing therapies product line supports accelerated and more complete healing of bone fractures, and treats the chronic pain associated with osteoarthritis.

The gain after taxation recognised in the income statement relating to Bioventus was $113m, includes reversal of impairment of $109m (2024: $10m loss, 2023: $30m loss). The balance sheet carrying value relating to Bioventus is  $119m (2024: $6m). The Group’s ability to recover the value of its investment is dependent upon the ongoing clinical and commercial success of these products.

In 2022, the Group recognised an impairment charge of $109m on its investment in Bioventus due to a significant decline in share price and the company has disclosed a substantial doubt about their ability to continue as a going concern. Since then, Bioventus returned to profitability, resolved its liquidity constraints and materially improved operating performance through 2025, supported by restructuring and divestment initiatives. These improvements were reflected in a sustained recovery and stabilisation of the share price, with market indicators no longer suggesting distress.

Based on these developments, management performed an impairment review by comparing the fair value of Bioventus using its market share price of $7.44 as at 31 December 2025 less carrying amount and concluded that the prior impairment loss of $109m should be reversed (2024: $nil, 2023: $nil).

The amounts recognised in the balance sheet and income statement for associates are as follows:

	2025	2024	2023
	$ million	$ million	$ million
Balance sheet	121	7	16
Income statement gain/(loss)	4	(10)	(30)
Reversal of impairment of interest in associate	109	–	–

Summarised financial information for significant associates

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies.

	2025	2024	2023
	$ million	$ million	$ million
Summarised statement of comprehensive income
Revenue	410	420	377
Attributable profit / (loss) for the year	8	(34)	(152)
Group adjustments[1]	9	(2)	46
Total comprehensive profit / (loss)	17	(36)	(106)
Group share of gain / (loss) for the year at 26.60% (2024: 27.13%, 2023: 27.96%)	5	(10)	(30)

	2025	2024
	$ million	$ million
Summarised balance sheet
Non-current assets	421	471
Current assets	281	299
Non-current liabilities	(333)	(371)
Current liabilities	(162)	(211)
Net assets	207	188
Net equity attributable to owners	207	188
Group’s share of net assets at 26.60% (2024: 27.13%)	55	51
Group adjustments[1]	64	(45)
Group’s carrying amount of investment at 26.60% (2024: 27.13%)	119	6
1	Group adjustments include adjustments to align with Group policy.

The investment in Bioventus had a fair value less costs of disposal of $133m as at 31 December 2025 (2024: $186m).

During the year, the Group received a $nil (2024: $nil) cash distribution from its associates.

At 31 December 2025, the Group held equity investments in two other associates (2024: two) with a carrying value of $2m (2024: $1m).